REVENUE (Schedule of Revenue from contracts with customers) (Details) - Sale of copper ores [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | ¥		¥ 1,403
USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | $	$ 204